Components of Other Comprehensive Income/(Loss) (Schedule of Changes in AOCI) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		$ 2,705,084	$ 2,639,586	$ 2,581,590
Other comprehensive income/(loss)		(17,625)	(33,462)	(25,946)
Ending balance		4,580,488	2,705,084	2,639,586
Ending balance, as adjusted		4,580,488	2,705,084
Accumulated Other Comprehensive Income/(Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	[1]	(247,654)	(214,192)	(188,246)
Net unrealized gains/(losses)		(20,000)	(35,901)	(25,172)
Amounts reclassified from AOCI		2,375	2,439	(774)
Other comprehensive income/(loss)	[1]	(17,625)	(33,462)	(25,946)
Ending balance	[1]	(265,279)	(247,654)	(214,192)
Adjustment to reflect adoption of ASU 2018-02	[1]	(57,546)
Ending balance, as adjusted	[1]	(322,825)	(247,654)
Securities AFS
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		(17,232)	3,394	18,581
Net unrealized gains/(losses)		(4,467)	(19,709)	(14,055)
Amounts reclassified from AOCI		(298)	(917)	(1,132)
Other comprehensive income/(loss)		(4,765)	(20,626)	(15,187)
Ending balance		(21,997)	(17,232)	3,394
Adjustment to reflect adoption of ASU 2018-02		(4,837)
Ending balance, as adjusted		(26,834)
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		(1,265)	0	0
Net unrealized gains/(losses)		(2,156)	130	0
Amounts reclassified from AOCI		(2,945)	(1,395)	0
Other comprehensive income/(loss)		(5,101)	(1,265)	0
Ending balance		(6,366)	(1,265)	0
Adjustment to reflect adoption of ASU 2018-02		(1,398)
Ending balance, as adjusted		(7,764)
Pension and Postretirement Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		(229,157)	(217,586)	(206,827)
Net unrealized gains/(losses)		(13,377)	(16,322)	(11,117)
Amounts reclassified from AOCI		5,618	4,751	358
Other comprehensive income/(loss)		(7,759)	(11,571)	(10,759)
Ending balance		(236,916)	$ (229,157)	$ (217,586)
Adjustment to reflect adoption of ASU 2018-02		(51,311)
Ending balance, as adjusted		$ (288,227)

[1]	Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.